Document and Entity Information	Nov. 14, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	Alaunos Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	84-1475642
Entity Address Address Line 1	2617 Bissonnet St
Entity Address Address Line 2	Suite 225
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77005
City Area Code	346
Local Phone Number	355-4099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TCRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001107421
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	8030 El Rio Street
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77054